RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

22.    RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the information disclosed elsewhere in the financial statements, the principal related parties with which the Group had transactions during the years presented are as follows:

Name of Related Parties	Relationship with the Company

Mr. Wang Song	The Co-Founder and Ex-director of the Company
Ms. Kou Xiaohong	The Co-Founder and Ex-director of the Company

Subsequently on May 17, 2019 and June 5, 2019, Mr. Song Wang tendered his resignation as the Company's Chief Executive Officer and the Board as Directors, respectively. The Co-founder and director Ms. Xiaohong Kong resigned from the management team and the Board on August 15, 2019.

Guarantee provided by related parties to the Group

Mr. Wang Song and Ms. Kou Xiaohong provided guarantee for all the bank borrowing from Bank B and Bank C during the year ended December 31, 2017 (Note 13)

Mr. Wang Song provided guarantee for the short term borrowing from a third-party A in PRC with the amount of RMB 12,350,000 during the year ended December 31, 2018. (Note 13)

Mr. Wang Song provided guarantee for the capital lease from vendor A with the amount of RMB 39,000,000 during the year ended December 31, 2018.

Mr. Wang Song and Ms. Kou Xiaohong provided guarantee for the capital lease from vendor B with the amount of RMB 25,000,000 during the year ended December 31, 2018.

The Group had the following related party balances as of December 31, 2018 and related party transactions during the year then ended:

	Mr. Wang	Ms. Kou
	Song	Xiaohong	Total
Balance as of January 1, 2016, and December 31 2016, 2017	—	(18)	(18)
Expense paid on behalf of the Group	(328)	—	(328)
Expense Reimbursement payment	277	—	277
Balance as of December 31, 2018	(51)	(18)	(69)
Balance as of December 31, 2018 (US$’000)	(7)	(3)	(10)

In March 2017, the Group entered into a set of definitive agreements for Xin Run, pursuant to which Tianjin Shuishan, Shanghai Qiaoyong and Tianjin Dingsheng will purchase 47.7%,  26.3% and 5.0%, respectively of the equity interest in Xin Run for a consideration of RMB133.5 million, RMB73.7 million and RMB14.0 million, respectively. Tianjin Shuishan is owned by Mr. Wang Song and Ms. Kou Xiaohong. On December 28, 2017, the board approved to terminate the transfer. On March 23, 2018, the Group entered into a termination agreement with relevant parties and terminated the equity transfer of Xin Run.